Deferred Acquisition Costs	12 Months Ended
Jul. 31, 2026
Deferred Acquisition Costs [Abstract]
DEFERRED ACQUISITION COSTS
3.	Deferred acquisition costs

On July 14, 2021, the Company entered into an assignment and assumption agreement (the “SBQ 2021 Agreement”) with Peak 6891 LLC (“Peak”). Peak is party to an agreement dated June 1, 2021 with Sierra Blanca Quarry, LLC (“SBQ LLC”), Dennis Walker and Becky Dean Walker (the “SBQ Offtake Agreement”), pursuant to which Peak was granted the rights to acquire certain processed crushed aggregate stockpiles extracted by SBQ LLC from the Sierra Blanca Quarry, located in Hudspeth County in the State of Texas. Pursuant to the Assignment Agreement, on August 11, 2021, (the “SBQ Closing Date”), Peak assigned all of its rights and obligations under the Offtake Agreement to the Company.

During the year ended July 31, 2026, the Company incurred property investigation costs related to the Sierra Blanca Quarry Project of $71,754 (July 31, 2025 – $118,329). These costs were incurred to evaluate the Sierra Blanca Quarry Project.

On March 9, 2026, the Company entered into a Purchase and Sale Agreement (the “SBQ 2026 Agreement”) with SBQ LLC for the purchase of tailings that are comprised of processed crushed aggregate stockpiles containing rare earth elements. The SBQ 2026 Agreement supersedes the SBQ 2021 Agreement and grants the Company the right to acquire approximately 4 million tons of existing tailings as of the March 9, 2026, along with all additional tailings produced during the term.

On April 7, 2026, the Company entered into an Asset Purchase Agreement with Sierra Blanca Quarry, LLC (“SBQ LLC”) and the PubCo. Under the agreement, the Company agreed to acquire certain processed crushed aggregate stockpiles located at the Sierra Blanca, Texas site. The consideration for the transaction consists of 3,000,000 common shares of PubCo to be issued to SBQ LLC at Closing. No cash consideration is payable.

The initial 2026 stockpiles are to be purchased for $44,000, which was deposited into escrow, while additional tailings will be purchased annually at a fixed per-ton price. Title transfers only upon delivery to the Company’s designated delivery point, and SBQ LLC remains responsible for storage and safeguarding until delivery. Transportation costs are subject to a capped fee, and the Company may engage third-party transporters if SBQ LLC’s proposed fee exceeds the cap.

The Company is restricted from selling the stockpiles as aggregate prior to any potential acquisition of SBQ LLC but may use the stockpiles as collateral for financing. The SBQ 2026 Agreement also provides the Company with an exclusive option to purchase 100% of SBQ LLC’s membership interests during a defined option period, subject to non-refundable option payments. If exercised, the purchase price is $29 million, payable in a combination of cash and equity, net of prior payments.

The arrangement does not transfer ownership of the mine or underlying mineral rights and does not constitute a lease. Payments for delivered stockpiles are recorded as inventory costs when title transfers, while option payments are expensed as incurred because they are non-refundable and do not convey a present ownership interest.

As a result of the SBQ 2026 Agreement superseding the SBQ 2021 Agreement, the Company wrote off the previously capitalized deferred acquisition costs related to the SBQ 2021 Agreement in the amount of $154,242 (CA$210,000) as of July 31, 2026.

On June 11, 2026, the Company entered into an escrow agreement with Sierra Blanca Quarry, LLC and Odyssey Transfer and Trust Company in connection with the Purchase and Sale Agreement for the acquisition of certain tailings assets. Under the agreement, the Company is required to deposit an initial payment of $44,000 and any future contingent payments specified in the Purchase and Sale Agreement into an escrow account administered by the escrow agent. The escrow funds are held in a segregated account and may only be released pursuant to joint written instructions from the parties. The escrow arrangement remains in effect until July 31, 2036, unless terminated earlier in accordance with the agreement.

Following is the breakdown of the project investigation costs incurred during the years ended July 31, 2026, and 2025:

	Years Ended
	July 31,
	2026	2025
Field	$-	$606
Geological	527	4,494
Project management	59,897	60,152
Sample analysis	3,381	3,316
Technical studies	7,214	49,138
Travel	735	533
	$71,754	$118,239